Selected Statements of Operations Data (Details) - Schedule of financial income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Income:
Interest income	$ 1,133	$ 1,775	$ 1,455
Foreign currency exchange gain	878	338	784
Financial income	2,011	2,113	2,239
Financial expenses:
Bank charges	(15)	(16)	(15)
Foreign currency exchange loss	(1,186)	(925)	(1,088)
Financial expenses	(1,201)	(941)	(1,103)
Financial income, net	$ 810	$ 1,172	$ 1,136